Corporate Bond - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Subordinated debt gross	$ 5,000		$ 5,000		$ 5,000	$ 5,000
Corporate Bond Securities [Member]
Debt Instrument [Line Items]
Amortization expense	$ 49	$ 44	$ 97	$ 87	$ 175	157
Option And Collaboration Agreement | Shinogi And Company Limited [Member] | Corporate Bond Securities [Member]
Debt Instrument [Line Items]
Subordinated debt gross						$ 5,000
Long term debt maturity date						Nov. 10, 2031
Long term debt bearing fixed interest rate percentage					0.00%	0.00%
Discount rate					12.00%	12.00%
Debt discount gross							$ 3,805